Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjusted Earnings Per Share [Line Items]
Basic earnings	£ 6,032		£ 4,648
Effect of restructuring and integration costs (basic)	363		603
Tax and non-controlling interests on restructuring and integration costs (basic)	(83)		(90)
Effect of amortisation and impairment of trademarks and similar intangibles (basic)	377		149
Tax on amortisation and impairment of trademarks and similar intangibles (basic)	(78)		(32)
Effect of associates' adjusting items net of tax (basic)	(32)		(900)
Effect of hyperinflation on Venezuela's retained earnings (basic)	65
Other adjusting items (basic)	184		53
Tax effect on other adjusting items (basic)	(44)		(5)
Deferred tax relating to changes in tax rates (basic)	(79)
Effect of retrospective guidance on WHT (basic)	55
Effect of hedge ineffectiveness (basic)			(18)
Effect of US bond buy back (basic)			101
Adjusted Earnings	£ 6,801		£ 4,615
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.640		£ 2.502
Effect of restructuring and integration costs per share (basic)	0.159		0.324
Tax and non-controlling interests on restructuring and integration costs per share (basic)	(0.036)		(0.049)
Effect of amortisation and impairment of trademarks and similar intangibles per share (basic)	0.165		0.080
Tax on amortisation and impairment of trademarks and similar intangibles per share (basic)	(0.034)		(0.017)
Effect of associates' adjusting items net of tax per share (basic)	(0.014)		(0.484)
Effect of hyperinflation on Venezuela's retained earnings per share (basic)	0.028
Other adjusting items per share (basic)	0.080		0.029
Tax effect on other adjusting items per share (basic)	(0.019)		(0.003)
Deferred tax relating to changes in tax rates per share (basic)	(0.035)
Effect of retrospective guidance on WHT (basic)	0.024
Effect of hedge ineffectiveness per share (basic)			(0.010)
Effect of US bond buy back per share (basic)			0.055
Adjusted earnings per share (basic)	£ 2.976		£ 2.484
Diluted earnings	£ 6,032		£ 4,648
Effect of restructuring and integration costs (diluted)	363		603
Tax and non-controlling interests on restructuring and integration costs (diluted)	(83)		(90)
Effect of amortisation and impairment of trademarks and similar intangibles (diluted)	377		149
Tax on amortisation and impairment of trademarks and similar intangibles (diluted)	(78)		(32)
Effect of associates' adjusting items net of tax (diluted)	(32)		(900)
Effect of hyperinflation on Venezuela's retained earnings (diluted)	65
Other adjusting items (diluted)	184		53
Tax effect on other adjusting items (diluted)	(44)		(5)
Deferred tax relating to changes in tax rates (diluted)	(79)
Effect of retrospective guidance on WHT (diluted)	55
Effect of hedge ineffectiveness (diluted)			(18)
Effect of US bond buy back (diluted)			101
Adjusted earnings (diluted)	£ 6,801		£ 4,615
Diluted earnings per share	£ 2.632		£ 2.492
Effect of restructuring and integration costs per share (diluted)	0.158		0.323
Tax and non-controlling interests on restructuring and integration costs per share (diluted)	(0.036)		(0.048)
Effect of amortisation and impairment of trademarks and similar intangibles per share (diluted)	0.164		0.080
Tax on amortisation and impairment of trademarks and similar intangibles per share (diluted)	(0.034)		(0.017)
Effect of associates' adjusting items net of tax per share (diluted)	(0.014)		(0.483)
Effect of hyperinflation on Venezuela's retained earnings per share (diluted)	0.028
Other adjusting items per share (diluted)	0.080		0.029
Tax effect on other adjusting items per share (diluted)	(0.019)		(0.003)
Deferred tax relating to changes in tax rates per share (diluted)	(0.034)
Effect of retrospective guidance on WHT (diluted)	0.024
Effect of hedge ineffectiveness per share (diluted)			(0.010)
Effect of US bond buy back per share (diluted)			0.055
Adjusted earnings per share (diluted)	£ 2.967		£ 2.475
Fox River
Adjusted Earnings Per Share [Line Items]
Net effect of changes in foreign exchange rates (basic)			£ 20
Net effect of changes in foreign exchange rates per share (basic)			£ 0.011
Net effect of changes in foreign exchange rates (diluted)			£ 20
Net effect of changes in foreign exchange rates per share (diluted)			£ 0.011
FII GLO
Adjusted Earnings Per Share [Line Items]
Effect of interest on FII GLO settlement and other (basic)	£ 41		£ 25
Effect of interest on FII GLO settlement and other per share (basic)	£ 0.018		£ 0.013
Effect of interest on FII GLO settlement and other (diluted)	£ 41		£ 25
Effect of interest on FII GLO settlement and other per share (diluted)	£ 0.018		£ 0.013
Restatement Adjustments
Adjusted Earnings Per Share [Line Items]
Basic earnings		£ 37,485
Effect of restructuring and integration costs (basic)		600
Tax and non-controlling interests on restructuring and integration costs (basic)		(133)
Effect of amortisation and impairment of trademarks and similar intangibles (basic)		383
Tax on amortisation and impairment of trademarks and similar intangibles (basic)		(90)
Effect of associates' adjusting items net of tax (basic)		(23,197)
Other adjusting items (basic)		534
Tax effect on other adjusting items (basic)		(184)
Deferred tax relating to changes in tax rates (basic)		(9,586)
Release of deferred tax on unremitted earnings from associates (basic)		(180)
Effect of hedge ineffectiveness (basic)		9
Tax effect on hedge ineffectiveness (basic)		(2)
Adjusted Earnings		£ 5,786
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence		£ 18.339
Effect of restructuring and integration costs per share (basic)		0.294
Tax and non-controlling interests on restructuring and integration costs per share (basic)		(0.065)
Effect of amortisation and impairment of trademarks and similar intangibles per share (basic)		0.187
Tax on amortisation and impairment of trademarks and similar intangibles per share (basic)		(0.044)
Effect of associates' adjusting items net of tax per share (basic)		(11.349)
Other adjusting items per share (basic)		0.261
Tax effect on other adjusting items per share (basic)		(0.089)
Deferred tax relating to changes in tax rates per share (basic)		(4.690)
Release of deferred tax on unremitted earnings from associates per share (basic)		(0.088)
Effect of hedge ineffectiveness per share (basic)		0.004
Tax effect on hedge ineffectiveness per share (basic)		(0.001)
Adjusted earnings per share (basic)		£ 2.831
Diluted earnings		£ 37,485
Effect of restructuring and integration costs (diluted)		600
Tax and non-controlling interests on restructuring and integration costs (diluted)		(133)
Effect of amortisation and impairment of trademarks and similar intangibles (diluted)		383
Tax on amortisation and impairment of trademarks and similar intangibles (diluted)		(90)
Effect of associates' adjusting items net of tax (diluted)		(23,197)
Other adjusting items (diluted)		534
Tax effect on other adjusting items (diluted)		(184)
Deferred tax relating to changes in tax rates (diluted)		(9,586)
Release of deferred tax on unremitted earnings from associates (diluted)		(180)
Effect of hedge ineffectiveness (diluted)		9
Tax effect on hedge ineffectiveness (diluted)		(2)
Adjusted earnings (diluted)		£ 5,786
Diluted earnings per share		£ 18.276
Effect of restructuring and integration costs per share (diluted)		0.293
Tax and non-controlling interests on restructuring and integration costs per share (diluted)		(0.065)
Effect of amortisation and impairment of trademarks and similar intangibles per share (diluted)		0.187
Tax on amortisation and impairment of trademarks and similar intangibles per share (diluted)		(0.044)
Effect of associates' adjusting items net of tax per share (diluted)		(11.310)
Other adjusting items per share (diluted)		0.260
Tax effect on other adjusting items per share (diluted)		(0.089)
Deferred tax relating to changes in tax rates per share (diluted)		(4.674)
Release of deferred tax on unremitted earnings from associates per share (diluted)		(0.088)
Effect of hedge ineffectiveness per share (diluted)		0.004
Tax effect on hedge ineffectiveness per share (diluted)		(0.001)
Adjusted earnings per share (diluted)		£ 2.821
Restatement Adjustments | FII GLO
Adjusted Earnings Per Share [Line Items]
Effect of interest on FII GLO settlement and other (basic)		£ 43
Effect of interest on FII GLO settlement and other per share (basic)		£ 0.021
Effect of interest on FII GLO settlement and other (diluted)		£ 43
Effect of interest on FII GLO settlement and other per share (diluted)		£ 0.021
Reynolds American Inc.
Adjusted Earnings Per Share [Line Items]
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) (basic)			£ 61
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) per share (basic)			£ 0.033
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) (diluted)			£ 61
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) per share (diluted)			£ 0.033
Reynolds American Inc. | Restatement Adjustments
Adjusted Earnings Per Share [Line Items]
Effect of adjusting finance costs in relation to acquisition of RAI (basic)		£ 153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (basic)		£ (49)
Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)		£ 0.075
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)		£ (0.024)
Effect of adjusting finance costs in relation to acquisition of RAI (diluted)		£ 153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (diluted)		£ (49)
Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)		£ 0.075
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)		£ (0.024)